Party-In-Interest - Additional Information (Detail) - EBP 022 [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, excluding plan Interest in master trust, fair value	$ 920,270,423	$ 871,963,904
EBP, Employer, Common Stock [Member]
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, excluding plan Interest in master trust, fair value	40,128,718	$ 63,319,850
EBP, change in net asset available for benefit, increase from dividend income on investment	$ 1,140,749